RELATED PARTY TRANSACTIONS - Additional Information (Detail) - Foresight Acquisition Corp [Member] - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Feb. 09, 2021	Oct. 31, 2020	Oct. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Aug. 19, 2021	Oct. 27, 2020
Related Party Transaction [Line Items]
Due to related parties				$ 0	$ 275,000	$ 0
Related party transaction expenses incurred				30,000		$ 79,745
Promissory Notes
Related Party Transaction [Line Items]
Debt face amount | $								$ 300,000
Debt Instrument Maturity Date Description					payable on the earlier of (i) March 31, 2021 or (ii) the consummation of the Initial Public Offering.	payable on the earlier of (i) March 31, 2021 or (ii) the consummation of the Initial Public Offering
Due to related parties					$ 275,000
Repayments of Related Party Debt					275,000
Working Capital Loan
Related Party Transaction [Line Items]
Due to related parties				0	0	$ 0
Debt Instrument Convertible Into Warrants				$ 1,500,000	$ 1,500,000	$ 1,500,000
Debt Instrument Conversion Price				$ 10.00	$ 10.00	$ 10.00
Sponsor [Member]
Related Party Transaction [Line Items]
Debt face amount | $							$ 300,000
Sponsor [Member] | Office space, administrative and support services [Member]
Related Party Transaction [Line Items]
Due to related parties				$ 10,000		$ 10,000
Related party transaction, amounts	$ 10,000
Common Class A
Related Party Transaction [Line Items]
Units Subject to Possible Redemption				31,625,000	0	31,625,000
Common Class A | Sponsor [Member]
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion					1 year	1 year
Common Class A | Sponsor [Member] | Share Price More Than or Equals to USD Twelve [Member]
Related Party Transaction [Line Items]
Number of consecutive trading days for determining share price					20 days	20 days
Number of trading days for determining share price					30 days	30 days
Threshold Number Of Trading Days For Determining Share Price From Date Of Business Combination					150 days	150 days
Share transfer trigger price per share				$ 12.00	$ 12.00	$ 12.00
Common Class A | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Units Subject to Possible Redemption		1,031,250	1,031,250	0	0	0
Common Class B | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, threshold percentage on conversion of shares		20.00%	20.00%	20.00%		20.00%
Common Class B | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services Shares		7,906,250	7,906,250
Stock shares issued during the period for services value		$ 25,000	$ 25,000